Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Common Stock To Be Issued	Additional Paid-In Capital	Accumulated other comprehensive income	Accumulated Deficit
Balance, shares at Dec. 31, 2020		1,000,000	140,018,383	13,425,750
Balance, amount at Dec. 31, 2020	$ 20,570	$ 1	$ 140	$ 13	$ 72,261	$ 60	$ (51,905)
Modified retrospective application of stock-based compensation accounting as of January 1, 2021	(90)	0	$ 0	$ 0	(509)	0	419
Shares of common stock from prior year issued, shares			8,700,000	(8,700,000)
Shares of common stock from prior year issued, amount	0	0	$ 9	$ (9)	0	0	0
Common stock issued for services, shares			66,092
Common stock issued for services, amount	167	0	$ 0	$ 0	167	0	0
Conversion of debt and accrued interest, shares			644,499	3,478,795
Conversion of debt and accrued interest, amount	1,012	0	$ 1	$ 4	1,007	0	0
Stock-based compensation expense	4,563	0	0	0	4,563	0	0
Adjustment to par value	0	0	0	0	0	0	0
Net loss	(1,599)	$ 0	$ 0	$ 0	0	(20)	(1,579)
Balance, shares at Mar. 31, 2021		1,000,000	149,428,974	8,204,545
Balance, amount at Mar. 31, 2021	24,623	$ 1	$ 150	$ 8	77,489	40	(53,065)
Balance, shares at Dec. 31, 2020		1,000,000	140,018,383	13,425,750
Balance, amount at Dec. 31, 2020	20,570	$ 1	$ 140	$ 13	72,261	60	(51,905)
Net loss	(43,884)
Balance, shares at Dec. 31, 2021		2,370,370	184,266,934	6,587,897
Balance, amount at Dec. 31, 2021	14,348	$ 0	$ 18	$ 1	117,727	(32)	(103,366)
Balance, shares at Mar. 31, 2021		1,000,000	149,428,974	8,204,545
Balance, amount at Mar. 31, 2021	24,623	$ 1	$ 150	$ 8	77,489	40	(53,065)
Common stock issued for services, shares			67,000
Common stock issued for services, amount	112	0	$ 0	0	112	0	0
Stock-based compensation expense	9,230	0	0	0	9,230	0	0
Net loss	(10,147)	0	0	0	0	(62)	(10,085)
Modified retrospective application of stock-based compensation accounting as of April 1, 2021	(348)	0	$ 0	$ 0	(1,875)	0	1,527
Shares of common stock from prior period issued, shares			2,783,089	(2,783,089)
Shares of common stock from prior period issued, amount	0	0	$ 3	$ (3)	0	0	0
Warrants issued in connection with debt	2,654	0	0	0	2,654	0	0
Derivative liability reclassed to equity	750	$ 0	$ 0	$ 0	750	0	0
Balance, shares at Jun. 30, 2021		1,000,000	152,279,063	5,421,456
Balance, amount at Jun. 30, 2021	26,874	$ 1	$ 153	$ 5	88,360	(22)	(61,623)
Common stock issued for services, shares			23,438
Common stock issued for services, amount	75	0	$ 0	$ 0	75	0	0
Conversion of debt and accrued interest, shares				1,166,441
Conversion of debt and accrued interest, amount	291	0	0	$ 1	290	0	0
Stock-based compensation expense	7,764	0	0	0	7,764	0	0
Net loss	(25,234)	0	0	0	0	(4)	(25,230)
Modified retrospective application of stock-based compensation accounting as of July 1, 2021	(431)	0	0	0	(2,936)	0	2,505
Cancellation of stock options	(250)	0	0	0	(250)	0	0
Restricted stock units expense	44	0	$ 0	0	44	0	0
Buyback of treasury stock, shares			(76,178)
Buyback of treasury stock, amount	(145)	$ 0	$ 0	$ 0	(145)	0	0
Balance, shares at Sep. 30, 2021		1,000,000	152,226,323	6,587,897
Balance, amount at Sep. 30, 2021	8,988	$ 1	$ 153	$ 6	93,202	(26)	(84,348)
Stock-based compensation expense	9,676	0	0	0	9,676	0	0
Adjustment to par value	0	0	(167)	(5)	172	0	0
Net loss	(14,781)	0	0	0	0	(6)	(14,775)
Cancellation of stock options	(690)	0	0	0	(690)	0	0
Restricted stock units expense	288	0	0	0	288	0	0
Modified retrospective application of stock-based compensation accounting as of October 1, 2021	169	0	$ 0	0	3,502	0	3,333
Common stock issued for acquisition, shares			1,285,715
Common stock issued for acquisition, amount	4,538	$ 0	$ 1	0	4,537	0	0
Series A Preferred Stock converted to common stock, shares		(1,000,000)	30,754,896
Series A Preferred Stock converted to common stock, amount	0	$ (1)	$ 31	0	(30)	0	0
Issuance of Series C Preferred Stock, shares		2,370,370
Issuance of Series C Preferred Stock, amount	7,407	$ 0	0	0	7,407	0	0
Fair value of beneficial conversion feature	3,551	0	0	0	3,551	0	0
Warrants issued in connection with Series C Preferred Stock	3,116	0	0	0	3,116	0	0
Deemed dividend in connection with Series C Preferred Stock	(7,407)	0	0	0	0	0	(7,407)
Dividend paid on Series B Preferred Stock	(169)	$ 0	$ 0	$ 0	0	0	(169)
Balance, shares at Dec. 31, 2021		2,370,370	184,266,934	6,587,897
Balance, amount at Dec. 31, 2021	14,348	$ 0	$ 18	$ 1	117,727	(32)	(103,366)
Stock-based compensation expense	10,744	0	0	0	10,744	0	0
Net loss	(13,141)	0	$ 0	0	0	0	(13,141)
Common stock issued for acquisition, shares			5,201,863
Common stock issued for acquisition, amount	17,531	0	$ 1	0	17,530	0	0
Deemed dividend in connection with Series C Preferred Stock	(3,856)	0	0	0	0	0	(3,856)
Modified retrospective application of stock-based compensation accounting as of January 1, 2022	(205)	0	0	0	(3,320)	0	3,115
Declaration of preferred dividends	(267)	$ 0	0	0	0	0	(267)
Series C Preferred Stock, shares		3,856,000
Series C Preferred Stock, amount	12,050	$ 0	0	0	12,050	0	0
Beneficial conversion feature arising from preferred stock	2,651	0	$ 0	0	2,651	0	0
Conversion of debt into common stock, shares			319,950
Conversion of debt into common stock, amount	80	$ 0	$ 0	$ 0	80	0	0
Balance, shares at Mar. 31, 2022		6,226,370	189,788,747	6,587,897
Balance, amount at Mar. 31, 2022	39,935	$ 0	$ 19	$ 1	157,462	(32)	(117,515)
Balance, shares at Dec. 31, 2021		2,370,370	184,266,934	6,587,897
Balance, amount at Dec. 31, 2021	14,348	$ 0	$ 18	$ 1	117,727	(32)	(103,366)
Net loss	(20,301)
Balance, shares at Dec. 31, 2022		1,177,023	206,844,580
Balance, amount at Dec. 31, 2022	24,229	$ 0	$ 20	$ 0	179,723	0	(155,514)
Balance, shares at Mar. 31, 2022		6,226,370	189,788,747	6,587,897
Balance, amount at Mar. 31, 2022	39,935	$ 0	$ 19	$ 1	157,462	(32)	(117,515)
Stock-based compensation expense	9,343	0	0	0	9,343	0	0
Net loss	(19,642)	0	0	0	0	0	(19,642)
Declaration of preferred dividends	(353)	0	0	0	0	0	(353)
Modified retrospective application of stock-based compensation accounting as of April 1, 2022	(56)	$ 0	0	0	(2,538)	0	2,482
Series D Preferred Stock, shares		1,177,023
Series D Preferred Stock, amount	12,499	$ 0	$ 0	0	12,499	0	0
Common stock issued for private placement, shares			1,428,575
Common stock issued for private placement, amount	4,696	0	$ 0	0	4,696	0	0
Issuance of warrants for private placement	5,304	0	$ 0	$ 0	5,304	0	0
Issuance of shares committed in prior period, shares			1,862,146	(1,862,146)
Issuance of shares committed in prior period, amount	0	0	$ 0	$ 0	0	0	0
Settlement of holdback shares for acquisition, shares			4,725,748	(4,725,748)
Settlement of holdback shares for acquisition, amount	(1)	0	$ 0	$ (1)	0	0	0
Exercise of warrants, shares			5,973,515
Exercise of warrants, amount	1,073	0	$ 1	0	1,072	0	0
Exercise of stock options, shares			10,000
Exercise of stock options, amount	20	0	$ 0	0	20	0	0
Vesting of restricted stock units, shares			138,327
Vesting of restricted stock units, amount	0	0	$ 0	0	0	0	0
Conversion of Series B Preferred into common stock, shares			2,155,594
Conversion of Series B Preferred into common stock, amount	6,165	$ 0	$ 0	0	6,165	0	0
Classification of Preferred C to Mezzanine Equity, shares		(6,226,370)
Classification of Preferred C to Mezzanine Equity, amount	(12,684)	$ 0	0	0	(18,940)	0	6,256
Deemed dividend in connection with reclass of warrants to Derivative Liability	(40,442)	0	0	$ 0	(7,601)	0	(32,841)
Other, shares				(3)
Other, amount	0	$ 0	$ 0	$ 0	0	0	0
Balance, shares at Jun. 30, 2022		1,177,023	206,082,652
Balance, amount at Jun. 30, 2022	5,857	$ 0	$ 20	0	167,482	(32)	(161,613)
Stock-based compensation expense	7,825	0	0	0	7,825	0	0
Net loss	14,407	0	0	0	0	32	14,375
Restricted stock units expense	23	0	$ 0	0	23	0	0
Exercise of warrants, shares			137,803
Exercise of warrants, amount	50	0	$ 0	0	50	0	0
Exercise of stock options, shares			261,959
Exercise of stock options, amount	144	0	$ 0	0	144	0	0
Other, amount	(58)	0	0	0	0	0	(58)
Modified retrospective application of stock-based compensation accounting as of July 1, 2022	(175)	0	0	0	(1,981)	0	1,806
Declaration of dividends	(302)	$ 0	$ 0	0	0	0	(302)
Balance, shares at Sep. 30, 2022		1,177,023	206,482,414
Balance, amount at Sep. 30, 2022	27,771	$ 0	$ 20	0	173,543	0	(145,792)
Stock-based compensation expense	7,041	0	0	0	7,041	0	0
Net loss	(11,941)	0	0	0	0	0	(11,941)
Restricted stock units expense	56	0	0	0	56	0	0
Exercise of warrants, amount	0	0	$ 0	0	0	0	0
Exercise of stock options, shares			362,166
Exercise of stock options, amount	199	0	$ 0	0	199	0	0
Other, amount	(5)	0	0	0	(5)	0	0
Declaration of dividends	(426)	0	0	0	0	0	(426)
Modified retrospective application of stock-based compensation accounting as of October 1, 2022	1,534	$ 0	$ 0	0	1,111	0	2,645
Balance, shares at Dec. 31, 2022		1,177,023	206,844,580
Balance, amount at Dec. 31, 2022	$ 24,229	$ 0	$ 20	$ 0	$ 179,723	$ 0	$ (155,514)